Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net

10. INTANGIBLE ASSETS, NET

The following table summarizes the Company's intangible assets, net:

	As of December 31, 2011 (in thousands)
	Gross			Net
	Carrying	Accumulated		Carrying
Items	Amount	Amortization	Impairment	Amount
Operating rights for licensed games	$11,310	$(3,310)	$(2,548)	$5,452
Computer software	3,305	(946)	—	2,359
Developed technologies	26,253	(2,750)	(993)	22,510
Trademarks and domain names	7,521	(1,037)	(219)	6,265
Cinema advertising slot rights	38,070	(28,184)	—	9,886
Others	2,647	(678)	—	1,969

Total	$89,106	$(36,905)	$(3,760)	$48,441

	As of December 31, 2010 (in thousands) (As restated)
	Gross			Net
	Carrying	Accumulated		Carrying
Items	Amount	Amortization	Impairment	Amount
Operating rights for licensed games	$8,428	$(1,352)	$(2,016)	$5,060
Computer software	2,538	(431)	—	2,107
Developed technologies	1,077	(144)	(933)	—
Trademarks and domain names	2,777	(1,965)	—	812

Total	$14,820	$(3,892)	$(2,949)	$7,979

The amortization expense for intangible assets was $0.4 million, $1.4 million and $17.7 million, respectively, for the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2011, amortization expense of intangible assets for future years is expected to be as follows:

Amortization expense of intangible assets (in thousands)
2012	$13,729
2013	10,371
2014	7,838
2015	6,628
2016	3,681
Thereafter	6,194

Total expected amortization expense	$48,441